Prepayments, Deposits and Other Assets, Net (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Prepayments, Deposits and Other Assets, Net [Abstract]
Balance at the beginning of the year	$ 41,602	$ 18,390
Provision (reversal) for doubtful accounts	(37,117)	23,473
Foreign currency translation adjustment	1,664	(261)
Balance at end of year	$ 6,149	$ 41,602